COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 20, 2016 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) ft²	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) ft² shares	Jun. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Jan. 19, 2018 USD ($)	Oct. 31, 2017 USD ($)	Dec. 28, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Research and development		$ 241,547	$ 4,235	$ 478,225	$ 49,395			$ 293,968	$ 23,124
Commitment fee								$ 35,000
Bear Note interest per year								10.00%
Maturity Date								Jul. 08, 2017
Note payable								$ 34,453
Net discount		$ 26,931		26,931					34,453
Minimum amount draw down at one time				$ 5,000				5,000
Percentage of number of common shares				400.00%
Maximum amount draw down at one time				$ 1,000,000				$ 350,000
Percentage of trading price				85.00%				85.00%
Prana [Member]
Long-term Purchase Commitment [Line Items]
Total commitment upon execution of research agreement											$ 151,772
Commitment owed in February 2018											75,886
Commitment owed in June 2018											75,886
Total commitment amount owed											$ 303,544
Executive Office Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease term				36 months				36 months
Lease Space | ft²		6,683		6,683				6,683
Lease Expires				Jul. 31, 2020				Jul. 31, 2020
Monthly rental rates				$ 3,302				$ 3,302
2018		$ 41,802		41,802
2019		45,295		45,295
2020		3,800		3,800
2021		0		0
2022		$ 0		$ 0
Executive Office Lease [Member] | Subsequent Event [Member]
Long-term Purchase Commitment [Line Items]
Monthly rental rates						$ 3,799	$ 3,000
Weldona Facility Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease Space | ft²								40,000
Lease Expires								Sep. 30, 2022
Monthly rental rates								$ 7,500
Extraction Facility Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease Space | ft²		40,000		40,000
Lease Expires				Sep. 30, 2022
Monthly rental rates				$ 7,500
Industrial Hemp Crop Under Cultivation [Member]
Long-term Purchase Commitment [Line Items]
Farm lease acreage				1,000
Price for harvested crop per pound				$ 2
Installment One [Member] | Industrial Hemp Crop Under Cultivation [Member]
Long-term Purchase Commitment [Line Items]
Date for rent payable				Nov. 15, 2018
Installment Two [Member] | Industrial Hemp Crop Under Cultivation [Member]
Long-term Purchase Commitment [Line Items]
Date for rent payable				Dec. 31, 2018
Installment Three [Member] | Industrial Hemp Crop Under Cultivation [Member]
Long-term Purchase Commitment [Line Items]
Date for rent payable				Feb. 15, 2019
Tangiers Global, LLC [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement		$ 2,581,108		$ 2,581,108						$ 10,000,000		$ 10,000,000
Sale of stock | shares				2,907,944
Clinical Trial Agreement [Member] | Installment One [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		50,000		$ 50,000				50,000
Clinical Trial Agreement [Member] | Installment Two [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182		51,182				51,182
Clinical Trial Agreement [Member] | Installment Three [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182		51,182				51,182
Clinical Trial Agreement [Member] | Installment Four [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		$ 51,182		$ 51,182				51,182
Consulting Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term	12 months
Warrant term	5 years
Initial payment	$ 7,500
Shares issued for agreement | shares	250,000
Common stock, price per share | $ / shares	$ 0.18
Consultancy Agreement [Member]
Long-term Purchase Commitment [Line Items]
Expenses recognized								$ 156,630	$ 394,215